Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) (CAD)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 1	53,352
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 2	0
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 3	0
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 4	53,352
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 5	0
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 6	0
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 7	(244,891)
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 8	(244,891)
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 9	53,352
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 10	0
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 11	(244,891)
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 12	(191,539)
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 1		1,189,539
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 2		0
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 3		0
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 4		1,189,539
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 5		0
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 6		0
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 7		(263,143)
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 8		(263,143)
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 9		1,189,539
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 10		0
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 11		(263,143)
Fair Value Of Financial Instruments Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 12		926,396